Consolidated Statements of Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Preferred Stock Series C Convertible Preferred Stock	Preferred Stock	Common stock Series C Convertible Preferred Stock	Common stock	Treasury Stock	Additional Paid-in Capital Series C Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at May. 31, 2022				$ 720			$ 671,013	$ (766,131)	$ (94,398)
Beginning balance (shares) at May. 31, 2022		35		720,028	443
Issuance of stock for convertible note repayment				$ 17			3,983		4,000
Issuance of stock for convertible note repayment (in shares)				17,260
Loss on induced conversion							5,312		5,312
Warrants issued in Note offering							114		114
Stock issued for compensation				$ 3			982		985
Stock issued for compensation (in shares)				2,751
Exercise of warrants, net of issuance costs				$ 13			2,794		2,807
Exercise of warrants, net of issuance costs (in shares)				13,094
Make-whole shares related to private warrant exchange (in shares)				23
Stock issued for private offerings				$ 157			37,067		37,224
Stock issued for private offerings (in shares)				157,390
Offering costs related to stock issuance							(1,760)		(1,760)
Conversion of Series C preferred stock to common stock			$ 1			$ (1)
Conversion of Series C preferred stock to common stock (in shares)	(1)		1,136
Warrant exercises				$ 2			437		439
Warrant exercises (in shares)				1,898
Deemed dividend paid in common stock due to down round provision, recorded in additional paid-in capital				$ 6			(6)
Deemed dividend paid in common stock due to down round provision recorded in additional paid-in capital (in shares)				5,154
Preferred stock dividends accrued and paid in common stock upon conversion							(1,331)		(1,331)
Preferred stock dividends accrued and paid in common stock upon conversion (in shares)				319
Reclassification of warrants from liability to equity							8,756		8,756
Finance charges related to warrant issuance for surety bond backstop agreement							4,885		4,885
Stock-based compensation							3,290		3,290
Reclassification of prior period preferred stock dividends							(4,265)	4,265
Net loss								(79,824)	(79,824)
Ending balance at May. 31, 2023				$ 919			731,270	(841,690)	(109,501)
Ending balance (shares) at May. 31, 2023		34		919,053	443
Issuance of stock for convertible note repayment				$ 34			5,216		5,250
Issuance of stock for convertible note repayment (in shares)				34,309
Loss on induced conversion							6,680		6,680
Warrants issued in Note offering							359		359
Discount related to private offering modification							137		137
Note conversion				$ 24			7,126		7,150
Note conversion (in shares)				24,410
Stock issued for compensation				$ 3			487		490
Stock issued for compensation (in shares)				2,608
Stock issued for private offerings				$ 76			21,621		21,697
Stock issued for private offerings (in shares)				75,622
Warrant exercises				$ 3			297		300
Warrant exercises (in shares)				3,000
Preferred stock dividends accrued and paid in common stock upon conversion							(1,483)		(1,483)
Reclassification of warrants from liability to equity							79		79
Stock-based compensation							1,925		1,925
Net loss								(49,841)	(49,841)
Ending balance at May. 31, 2024				$ 1,059			$ 773,714	$ (891,531)	$ (116,758)
Ending balance (shares) at May. 31, 2024		34		1,059,002	443